Note 4 - Balance Sheet Components - Property and Equipment, Net 1 (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property and equipment, gross	$ 19,385	$ 19,234	$ 19,213
Less: accumulated depreciation	(14,558)	(13,801)	(10,508)
Property and equipment, net	4,827	5,433	8,705
Laboratory Equipment [Member]
Property and equipment, gross	13,963	14,005	13,806
Office Equipment [Member]
Property and equipment, gross	1,158	1,142	1,140
Leasehold Improvements [Member]
Property and equipment, gross	3,929	3,929	4,107
Construction in Progress [Member]
Property and equipment, gross	$ 335	$ 158	$ 160